SHARE OPTION AND WARRANTS RESERVE - Summary of Number of Warrants and Share Options (Details)	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Jun. 30, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	6,056,135	5,852,864
2020 Stock Incentive Plan
Disclosure Of Classes Of Share Capital [Line Items]
Warrants (in shares)	0	50,000
Share options (in shares)	1,405,458	1,746,094
RSUs (in shares)	593,907	0
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	1,999,365	1,796,094
Plan and Founders Award
Disclosure Of Classes Of Share Capital [Line Items]
Share options (in shares)	5,462,228	5,852,864	5,705,780	5,562,984
RSUs (in shares)	4,056,770	4,056,770